Offerings - Offering: 1	Jun. 13, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock of Ventas, Inc.
Maximum Aggregate Offering Price	$ 2,250,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 344,475.00